SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2018 MWh	Feb. 28, 2018 USD ($) $ / shares shares	Jan. 22, 2014 shares	Dec. 31, 2017 MWh
Subsequent Event [Line Items]
Stock Issued During Period Shares New Issues | shares			15,000,000
Solar Module, Power Capacity | MWh				400
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share | $ / shares		$ 0.00002
Solar Module, Power Capacity | MWh	2,750
Subsequent Event [Member] | American Depository Share [Member]
Subsequent Event [Line Items]
Stock Issued During Period Shares New Issues | shares		4,140,000
Proceeds From Issuance Of Shares,Follow On Offering | $		$ 71.1
Shares Issued, Price Per Share | $ / shares		$ 18.15